Income Taxes Significant Components of Company's Income Tax Provision from Continuing Operations (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Tax expense at federal statutory rate				$ 371	$ 326	$ 363
State income taxes, net of federal benefit				(6)	(6)	(5)
Foreign income tax expense at different rates and foreign losses without tax benefits				(122)	(175)	(55)
U.S. tax on foreign income				(194)	39	(233)
Reserve and valuation allowance adjustments				0	(99)	34
U.S. credits and incentives				(14)	(7)	(5)
Business divestitures				163	0	0
Restructuring and impairment costs				28	0	30
Change in assertion over permanently reinvested earnings		$ 780
Other	$ (85)		$ (51)	(29)	(7)	(36)
Income tax provision				$ 197	$ 71	$ 93